Average Annual Total Returns{- Fidelity Advisor® New Insights Fund} - 12.31 Fidelity Advisor New Insights Fund AMCIZ PRO-13 - Fidelity Advisor® New Insights Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	17.15%	18.00%	15.35%	13.90%	15.48%	13.31%	12.37%	14.01%	12.28%	19.66%	18.27%	15.33%	22.36%	18.51%	15.34%	24.62%	19.72%	16.33%	24.79%	19.87%	15.37%	[1]	Aug. 13, 2013	28.71%	18.47%	16.55%

[1]	(a)Since inception August 13, 2013.